Supplemental Information - Employee Compensation Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	$ 67,608	$ 47,749
Operating
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	17,975	11,814
General and administrative
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	$ 49,633	$ 35,935